9. Commitments and Litigations	12 Months Ended
Dec. 31, 2014
Notes
9. Commitments and Litigations

9.  COMMITMENTS AND LITIGATIONS

The Company’s facility is leased on a month to month basis without an expiration date. Our monthly lease payment is $534.  The rent paid for both years ended December 31, 2014 and 2013 were $6,408, respectively.

We are not currently a party to, nor is any of our property currently the subject of, any pending legal proceeding that will have a material adverse effect on our business.